As filed with the U.S. Securities and Exchange Commission on August 8, 2022

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: May 31, 2022

Item 1. Reports to Stockholders.

(a)

Annual Report

May 31, 2022

AI Powered International Equity ETF

Ticker: AIIQ

AI Powered International Equity ETF

AI Powered International Equity ETF

Letter to Shareholders

(Unaudited)

To Our AIIQ Shareholders,

We continue to face unprecedented financial market challenges from the ongoing battle with COVID, geopolitical conflicts, and supply chain issues. The resulting volatility is accompanied with increasing inflationary signals and recessionary concerns. The data varies greatly, and aggregate investor sentiment is down.

The EquBot AI investment system continues to uncover unique investment insight. Our AI platform is monitoring millions of unstructured data points and thousands of global companies across different sectors. The increased volatility has historically created opportunities for our AI powered data driven strategies. We anticipate meaningful challenges if the current market environment persists.

The EquBot AI platform predicts a range bound broad global market recovering from a self-inflicted recession through 2022. Again, the recovery projections are not linear with the shifting geopolitical risks appearing in our investment models. We realize the importance of this insight from an investment perspective, but hope our investors heed the warning signs and dangers associated with this ongoing global market risk. We remind our investors that AIIQ is designed for long-term investors with global developed market investment risk appetites.

More volatility can lead to more data, and more data can lead to better AI predictions.

Although there are still a lot of uncertainties going in the second half of 2022, we can say with certainty that there will be a record amount of data analyzed this coming year. AI will continue to be a critical tool to inspect data in this perpetually evolving global economy. The EquBot investment platform maintains the capability to ingest key market data.

Performance from June 1, 2021 through May 31, 2022 (the “current fiscal period”) of the AI Powered International Equity ETF (“AIIQ” or the “Fund”) at NAV is -15.21%, while the AIIQ market price return is -15.31%. The Fund’s benchmark, the FTSE Developed All Cap ex USA Index, declined -10.60% for the same time period.

We believe that the ability to learn and consume more market data and produce a portfolio in an unbiased manner with AI will serve as a competitive advantage. We hope our investors will continue their disciplined data driven investment approaches and grow with us as we learn from the market struggles of 2022.

Sincerely,

EquBot CEO

AI Powered International Equity ETF

Performance data quoted represents past performance and does not guarantee future results.

The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-650-451-5497.

Market returns are based on the official closing price of the Fund’s primary exchange at 4 p.m. ET and do not represent the returns an investor would receive if shares were traded at other times. The total operating expenses as stated in the fee table to the Fund’s prospectus dated September 30, 2021, is 0.79%.

Must be preceded or accompanied by a prospectus.

For a complete list of Fund holdings please see the Schedule of Investments in this report. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests such as political, market and economic developments, as well as events that impact specific issuers.

The Fund is actively-managed and may not meet its investment objective based on the success or failure of the EquBot Model to identify investment opportunities. The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. For example, by relying on Models and Data, the Adviser may be induced to buy certain investments at prices that are too high, to sell certain other investments at prices that are too low, or to miss favorable opportunities altogether. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful.

The AI Powered International Equity ETF is distributed by Quasar Distributors LLC, which is not affiliated with EquBot.

AI Powered International Equity ETF

Performance Summary

As of May 31, 2022 (Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 5, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

Average Annual Returns
(For the Year Ended May 31, 2022)

	1 Year	3 Years	Since Inception(1)
AI Powered International Equity ETF - NAV	-15.21%	5.94%	4.24%
AI Powered International Equity ETF - Market	-15.31%	5.93%	4.19%
FTSE Developed All Cap ex USA Index(2)(3)	-10.60%	7.59%	3.52%

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated September 30, 2021, is 0.79%. For performance information current to the most recent month-end, please call 1-800-617-0004.

(1)	Inception date is June 5, 2018.
(2)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

(3)	The FTSE Developed All Cap ex USA Index is a market-capitalization weighted index that represents the performance of large, mid and small cap companies in Developed markets, excluding the USA.

AI Powered International Equity ETF

Portfolio Allocation

As of May 31, 2022 (Unaudited)

Sector (a)	Percentage of Net Assets
Industrials	20.1%
Energy	19.0
Real Estate	16.1
Financials	8.9
Utilities	8.8
Materials	6.4
Information Technology	5.4
Consumer Staples	4.6
Consumer Discretionary	4.1
Health Care	2.9
Communication Services	2.5
Other Assets in Excess of Liabilities	1.2
Total	100.0%

(a)	The Fund’s security classifications are defined by Fund management.

AI Powered International Equity ETF

Schedule of Investments

May 31, 2022

Shares	Security Description	Value
	COMMON STOCKS — 98.4%
	Australia — 6.2%
9,148	Atlas Arteria, Ltd.	$47,203
12,390	Aurizon Holdings, Ltd.	35,745
12,332	Bendigo & Adelaide Bank, Ltd.	92,217
14,662	Downer EDI, Ltd.	60,292
1,744	Home Consortium, Ltd.	7,009
15,596	Omni Bridgeway, Ltd. (a)	37,719
13,087	Orora, Ltd.	36,816
4,912	Webjet, Ltd. (a)	21,045
		338,046
	Austria — 0.2%
405	CA Immobilien Anlagen AG	13,522

	Belgium — 5.9%
1,778	Aedifica SA	206,148
874	Cofinimmo SA	114,283
		320,431
	Canada — 12.4%
1,514	Advantage Energy, Ltd. (a)	13,143
14,305	Birchcliff Energy, Ltd.	128,930
9,898	Bonterra Energy Corporation (a)	96,566
677	Capital Power Corporation	24,332
27,486	CES Energy Solutions Corporation	60,411
11,185	Coppernico Metals, Inc. (a)(b)(c)	–
3,505	IBI Group, Inc. (a)	36,689
8,995	Leucrotta Exploration, Inc. (a)	15,716
10,024	Nexus Industrial REIT	93,357
12,697	NuVista Energy, Ltd. (a)	129,996
3,502	Superior Plus Corporation	34,304
14,137	Yangarra Resources, Ltd. (a)	38,113
		671,557
	Denmark — 1.1%
3,008	ALK-Abello AS (a)	60,006

	France — 8.3%
611	Alten SA	81,336

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

SCHEDULE OF INVESTMENTS

May 31, 2022 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.4% (Continued)
	France — 8.3% (Continued)
2,563	Bureau Veritas SA	$73,933
63,817	Europcar Mobility Group (a)	34,721
366	Gaztransport Et Technigaz SA	47,936
120	ID Logistics Group (a)	35,363
277	Neoen SA (a)	11,571
668	Nexity SA	19,262
999	Synergie SE	37,215
183	Thales SA	22,318
4,943	Vallourec SA (a)	68,428
45	Virbac SA	18,285
		450,368
	Germany — 5.6%
3,696	alstria office REIT-AG	54,042
3,582	AURELIUS Equity Opportunities SE & Company KGaA	105,520
1,012	flatexDEGIRO AG (a)	15,177
206	HUGO BOSS AG	11,053
83	New Work SE	12,421
847	Stroeer SE & Company KGaA	47,238
1,522	Vantage Towers AG	47,548
148	Varta AG	13,137
		306,136
	Hong Kong — 2.5%
136,390	First Pacific Company, Ltd.	59,790
10	Hongkong Land Holdings, Ltd.	46
46,991	Sino Land Company, Ltd.	66,589
2,666	SITC International Holdings Company, Ltd.	10,056
		136,481
	Ireland — 2.4%
28,365	AIB Group plc	76,128
8,792	C&C Group plc (a)	22,224
6,840	Origin Enterprises plc	32,934
		131,286
	Israel — 5.1%
293	Delek Group, Ltd. (a)	47,238
280	Elbit Systems, Ltd.	56,930

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

SCHEDULE OF INVESTMENTS

May 31, 2022 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.4% (Continued)
	Israel — 5.1% (Continued)
178	Israel Corporation, Ltd. (a)	$96,016
725	Property & Building Corporation, Ltd. (a)	60,256
729	Strauss Group, Ltd.	19,156
		279,596
	Italy — 6.8%
122	DiaSorin SpA	16,044
189,380	Saras SpA (a)	258,609
6,702	Zignago Vetro SpA	92,671
		367,324
	Japan — 12.6%
407	Akatsuki, Inc.	9,115
287	Descente, Ltd.	5,692
338	Ebara Corporation	14,572
775	eRex Company, Ltd.	12,371
939	Fujiya Company, Ltd.	17,083
5	Global One Real Estate Investment Corporation	4,284
94	Hitachi Transport System, Ltd.	6,199
568	Internet Initiative Japan, Inc.	20,892
3,193	Kansai Food Market, Ltd.	31,376
1,087	Mitsui & Company, Ltd.	27,290
99	Mori Trust Hotel Reit, Inc.	101,049
769	Musashino Bank, Ltd.	10,268
484	Osaka Gas Company, Ltd.	9,046
847	Raysum Company, Ltd.	6,981
157	Secom Company, Ltd.	10,363
4,919	Sekisui Jushi Corporation	64,193
1,111	Shiga Bank, Ltd.	23,862
963	Shinko Electric Industries Company, Ltd.	35,495
20	SOSiLA Logistics REIT, Inc.	23,925
716	Sumitomo Metal Mining Company, Ltd.	30,123
1,608	Sumitomo Mitsui Trust Holdings, Inc.	48,439
2,212	Taikisha, Ltd.	52,149
260	Unicharm Corporation	8,931
891	West Holdings Corporation	32,114

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

SCHEDULE OF INVESTMENTS

May 31, 2022 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.4% (Continued)
	Japan — 12.6% (Continued)
32,354	Yamashin-Filter Corporation	$77,407
		683,219
	Luxembourg — 0.9%
2,885	Grand City Properties SA	51,320

	Macau — 0.4%
39,802	MECOM Power and Construction, Ltd.	20,390

	Netherlands — 1.4%
526	ASR Nederland NV	23,999
3,616	Fugro NV (a)	54,114
		78,113
	Norway — 0.4%
566	Equinor ASA	21,776

	Singapore — 4.5%
4,281	Kenon Holdings, Ltd.	241,633

	Spain — 3.7%
4,841	Acerinox SA	62,702
1,168	ACS Actividades de Construccion y Servicios SA	33,103
43,837	Banco de Sabadell SA	39,202
1,539	Grenergy Renovables SA (a)	64,634
		199,641
	Sweden — 1.3%
1,015	Fortnox AB	5,980
632	Lindab International AB	12,231
588	MIPS AB	39,160
3,918	Resurs Holding AB	10,652
		68,023
	Switzerland — 9.6%
84	ALSO Holding AG	17,234
697	Burkhalter Holding AG	60,747
24	Bystronic AG	19,666
24	Interroll Holding AG	70,809

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

SCHEDULE OF INVESTMENTS

May 31, 2022 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.4% (Continued)
	Switzerland — 9.6% (Continued)
76	Intershop Holding AG	$52,848
16	LEM Holding SA	29,558
466	Novartis AG	42,198
96	Schindler Holding AG	19,176
32	Schweiter Technologies AG	32,294
152	Straumann Holding AG	19,325
34	VAT Group AG	10,074
1,426	V-ZUG Holding AG (a)	146,138
		520,067
	United Kingdom — 7.1%
6,004	Drax Group plc	50,954
2,101	Forterra plc	7,281
13,488	Petrofac, Ltd. (a)	24,186
749	Reckitt Benckiser Group plc	57,931
1,586	Smiths Group plc	31,077
6,849	Softcat plc	123,156
7,618	Subsea 7 SA	79,393
649	Weir Group plc	12,991
		386,969
	TOTAL COMMON STOCKS (Cost $5,632,484)	5,345,904

	PREFERRED STOCKS — 0.4%
	Germany — 0.4%
111	STO SE & Company KGaA	20,067
	TOTAL PREFERRED STOCKS (Cost $23,614)	20,067
	TOTAL INVESTMENTS — 98.8% (Cost $5,656,098)	5,365,971
	Other Assets in Excess of Liabilities — 1.2%	63,903
	NET ASSETS — 100.0%	$5,429,874

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(c)	This security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of this security is $0, which represents 0.00% of net assets.

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

Statement of Assets and Liabilities

May 31, 2022

ASSETS
Investments in securities, at value (Cost $5,656,098)	$5,365,971
Receivable for securities sold	589,360
Dividends and interest receivable	31,126
Total assets	5,986,457

LIABILITIES
Payable for securities purchased	442,375
Cash due to custodian	110,534
Management fees payable	3,674
Total liabilities	556,583

NET ASSETS	$5,429,874

Net Assets Consist of:
Paid-in capital	$7,585,831
Total distributable earnings (accumulated deficit)	(2,155,957)
Net assets	$5,429,874

Net Asset Value:
Net assets	$5,429,874
Shares outstanding ^	200,000
Net asset value, offering and redemption price per share	$27.15

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

Statement of Operations

For the Year Ended May 31, 2022

INCOME
Dividends*	$189,576
Interest	69
Total investment income	189,645

EXPENSES
Management fees	78,509
Total expenses	78,509
Net investment income (loss)	111,136

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in securities	(1,100,722)
Foreign currency transactions	(26,487)
Securities sold short	829
Change in unrealized appreciation (depreciation) on:
Investments in securities	(254,177)
Foreign currency translation	(51)
Securities sold short	24
Net realized and unrealized gain (loss) on investments	(1,380,584)
Net increase (decrease) in net assets resulting from operations	$(1,269,448)

* Net of foreign taxes withheld of	$27,604

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

Statements of Changes in Net Assets

	Year Ended May 31, 2022	Year Ended May 31, 2021
OPERATIONS
Net investment income (loss)	$111,136	$28,398
Net realized gain (loss) on investments, securities sold short, and foreign currency	(1,126,380)	1,706,652
Change in unrealized appreciation (depreciation) on investments, securities sold short, and foreign currency	(254,204)	(171,946)
Net increase (decrease) in net assets resulting from operations	(1,269,448)	1,563,104

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(159,031)	(82,726)
Total distributions to shareholders	(159,031)	(82,726)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	6,435,460	14,377,045
Payments for shares redeemed	(10,916,830)	(8,248,175)
Transaction fees (Note 6)	—	1,788
Net increase (decrease) in net assets derived from capital share transactions (a)	(4,481,370)	6,130,658
Net increase (decrease) in net assets	$(5,909,849)	$7,611,036

NET ASSETS
Beginning of year	$11,339,723	$3,728,687
End of year	$5,429,874	$11,339,723

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	200,000	450,000
Shares redeemed	(350,000)	(250,000)
Net increase (decrease)	(150,000)	200,000

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

Financial Highlights

For a capital share outstanding throughout the year/period

	Year Ended May 31,				Period Ended May 31, 2019(1)
	2022		2021	2020
Net asset value, beginning of year/period	$32.40		$24.86	$23.71	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.36		0.12	0.23	0.23
Net realized and unrealized gain (loss) on investments (6)	(5.16)		7.82	1.25	(0.60)
Total from investment operations	(4.80)		7.94	1.48	(0.37)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.45)		(0.41)	(0.33)	(0.17)
Net realized gains	—		—	—	(0.75)
Total distributions to shareholders	(0.45)		(0.41)	(0.33)	(0.92)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (Note 6)	—		0.01	—	—

Net asset value, end of year/period	$27.15		$32.40	$24.86	$23.71

Total return	-15.21	%(7)	32.13%	6.12%	-0.76	%(3)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$5,430		$11,340	$3,729	$3,557

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79%		0.79%	0.79%	0.79	%(4)
Net investment income (loss) to average net assets	1.12%		0.41%	0.93%	0.97	%(4)

Portfolio turnover rate (5)	361%		330%	114%	127	%(3)

(1)	Commenced operations on June 5, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(7)

The return reflects the actual performance for the period and does not include the impact of adjustments made in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). Had the adjustments been included, the total return for the year ended May 31, 2022 would have been -15.04%.

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

Notes to Financial Statements

May 31, 2022

NOTE 1 – ORGANIZATION

AI Powered International Equity ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek capital appreciation. The Fund commenced operations on June 5, 2018.

The end of the reporting period for the Fund is May 31, 2022, and the period covered by these Notes to Financial Statements is the fiscal year ended May 31, 2022 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

AI Powered International Equity ETF

NOTES TO FINANCIAL STATEMENTS

May 31, 2022 (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

AI Powered International Equity ETF

NOTES TO FINANCIAL STATEMENTS

May 31, 2022 (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$5,345,904	$—	$—	(a)	$5,345,904
Preferred Stocks	20,067	—	—		20,067
Total Investments in Securities	$5,365,971	$—	$—	(a)	$5,365,971

^	See Schedule of Investments for breakout of investments by country.
(a)	Represents less than $0.50.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

AI Powered International Equity ETF

NOTES TO FINANCIAL STATEMENTS

May 31, 2022 (Continued)

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at fair value of the security received. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund at least annually. Distributions are recorded on the ex-dividend date.

E.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F.

Short Positions. When the Fund sells a security it does not own (known as a “short” position), it must buy or borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, cash proceeds from securities sold short, if any, are included in the Statement of Assets and Liabilities as deposits at broker for securities sold short. The amount of the securities sold short, shown as a

AI Powered International Equity ETF

NOTES TO FINANCIAL STATEMENTS

May 31, 2022 (Continued)

liability, is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Dividend and interest expense paid by the Fund, if any, are displayed in the Expenses section of the Statement of Operations. The Fund does not generally expect to engage in short sales.

G.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

H.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

I.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to redemptions in kind. During the fiscal year ended May 31, 2022, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$(557,594)	$557,594

AI Powered International Equity ETF

NOTES TO FINANCIAL STATEMENTS

May 31, 2022 (Continued)

During the fiscal year ended May 31, 2022, the Fund realized $557,594 in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

K.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. On June 16, 2022, the Board approved, from the recommendation of the Fund’s Adviser, a plan of liquidation for the Fund to close at the end of business on July 29, 2022. There were no other events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

EquBot, Inc. (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Toroso Investments, LLC (the “Sub-Adviser”) transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.79% based on the Fund’s average daily net assets. The Adviser is responsible for paying the Sub-Adviser.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting,

AI Powered International Equity ETF

NOTES TO FINANCIAL STATEMENTS

May 31, 2022 (Continued)

prepares reports and materials to be supplied to the Board and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $35,192,092 and $35,016,985, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were $6,160,203 and $10,891,157, respectively.

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at May 31, 2022 were as follows:

Tax cost of investments	$5,668,935
Gross tax unrealized appreciation	$178,891
Gross tax unrealized depreciation	(481,855)
Net tax unrealized appreciation (depreciation)	(302,964)
Undistributed ordinary income	57,175
Undistributed long-term capital gain (loss)	—
Other accumulated gain (loss)	(1,910,168)
Distributable earnings (accumulated deficit)	$(2,155,957)

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales and the tax treatment of passive foreign investment companies.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during

AI Powered International Equity ETF

NOTES TO FINANCIAL STATEMENTS

May 31, 2022 (Continued)

the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended May 31, 2022, the Fund did not elect to defer any post-October capital losses or late year ordinary losses.

At May 31, 2022, the Fund had a short-term capital loss carryforward of $1,909,711 and a long-term capital loss carryforward of $259. These amounts do not have an expiration date.

The tax character of distributions paid by the Fund during the years ended May 31, 2022 and May 31, 2021, was $159,031 and $82,726 of ordinary income, respectively.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from its NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $1,000, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the Capital Share Transactions section of the

AI Powered International Equity ETF

NOTES TO FINANCIAL STATEMENTS

May 31, 2022 (Continued)

Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 7 – RISKS

COVID-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

AI Powered International Equity ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of AI Powered International Equity ETF and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of AI Powered International Equity ETF (the “Fund”), a series of ETF Series Solutions, as of May 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the four periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2022, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2022, by correspondence with the custodian and brokers; when replies

AI Powered International Equity ETF

Report of Independent Registered Public Accounting Firm

(Continued)

were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2018.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
July 28, 2022

AI Powered International Equity ETF

Trustees and Officers

(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	57	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Partner and Managing Director, Beacon Pointe Advisors, LLC (since 2022); Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (2005-2021).	57	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	57	Independent Trustee, PPM Funds (2 portfolios) (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	57	None

AI Powered International Equity ETF

Trustees and Officers

(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020).
Alyssa M. Bernard Born: 1988	Vice President	Indefinite term; since 2021	Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2018–2021); Attorney, Waddell & Reed Financial, Inc. (2017–2018).
Cynthia L. Andrae Born: 1971	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term; since 2022 (other roles since 2021)	Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Compliance Officer, U.S. Bancorp Fund Services, LLC (2015-2019).
Kristen M. Weitzel Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2015).
Isabella K. Zoller Born: 1994	Secretary	Indefinite term; since 2021 (other roles since 2020)

Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2019); Regulatory Administration Intern, U.S. Bancorp Fund Services, LLC (2018–2019); Law Student (2016–2019).

Elizabeth A. Winske Born: 1983	Assistant Treasurer	Indefinite term; since 2017	Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2016–2020).
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Jessica L. Vorbeck Born: 1984	Assistant Treasurer	Indefinite term; since 2020	Officer, U.S. Bancorp Fund Services, LLC (since 2018; 2014-2017).

AI Powered International Equity ETF

Trustees and Officers

(Unaudited) (Continued)

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800) 617-0004, or by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.aiiqetf.com.

AI Powered International Equity ETF

Expense Example

For the Six-Months Ended May 31, 2022 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated below in the Expense Example table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During the Period (1)
Actual	$ 1,000.00	$ 862.10	$3.67
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,020.99	$3.98

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.79%, multiplied by the average account value during the period, multiplied by 182/365 to reflect the one-half year period.

AI Powered International Equity ETF

Approval of Advisory Agreement and Board Consideration

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 20-21, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between EquBot Inc. (the “Adviser”) and the Trust, on behalf of the AI Powered International Equity ETF (the “Fund”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the historical performance of the Fund; (iii) the cost of the services provided and the profits realized by the Adviser from services rendered to the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which any economies of scale realized by the Adviser in connection with its services to the Fund are shared with Fund shareholders; (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund; and (vii) other factors the Board deemed to be relevant.

The Board also considered that the Adviser, along with other service providers of the Fund, had provided written updates on the firm over the course of the year with respect to its role as investment adviser to the Fund, and the Board considered that information alongside the Materials in its evaluation of the Adviser’s fees and other aspects of the Advisory Agreement. Additionally, a representative from the Adviser provided an oral overview of the Fund’s strategy, the services provided to the Fund by the Adviser, and additional information about the Adviser’s personnel and business operations. The Board then discussed the written materials and oral presentation that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the Advisory Agreement in light of this information.

Approval of the Continuation of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Fund. The Board noted that it had previously received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other

AI Powered International Equity ETF

Approval of Advisory Agreement and Board Consideration

(Unaudited) (Continued)

things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, the firm’s compliance policies, marketing practices, and brokerage information.

The Board also considered the services currently provided by the Adviser to the Fund, such as oversight of the Fund’s sub-adviser, monitoring the Fund’s adherence to its investment restrictions and compliance with the Fund’s policies and procedures and the applicable securities regulations, as well as tracking the extent to which the Fund achieves its investment objective. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

Historical Performance. The Board noted that information regarding the Fund’s performance for various time periods had been included in the Materials. The Board considered the Fund’s past investment performance, including for periods ended December 31, 2021. The Board noted that, for each of the three-year and since inception periods, the Fund outperformed the FTSE Developed ex-US All Cap Net Tax Index, the Fund’s broad-based benchmark, before fees and expenses, but underperformed the same benchmark for the one-year period.

The Board also received a report comparing the performance results of the Fund with the returns of a group of comparable funds selected by an independent third party (the “Peer Group”) as well as Morningstar’s US Fund Foreign Large Growth category (the “Category Peer Group”). The Board noted that the Fund’s performance was within the range, and above the median, of returns of funds in Peer Group for the one-year period ended December 31, 2021. The Board further noted that, for the three-year period, the Fund outperformed all funds in the Peer Group. The Board also noted that, for the one- and three-year periods ended December 31, 2021, the Fund’s performance was in the third and fourth quartiles, respectively, as compared to the Category Peer Group. In considering the Category Peer Group information, the Board took note of certain attributes of the Fund, as reported by the independent third party, that tend to differentiate the Fund from the Category Peer Group. Additionally, at the Board’s request, the Adviser identified the Fund’s most direct competitors and selected a peer group of comparable funds (the “Selected Peer Group”). The Board observed that the Selected Peer Group was based on actively-managed ETFs that focus on international developed ex-U.S. equity securities. The Board noted that the Fund generally performed within the range of the Selected Peer Group for the one-year and three-year periods, but the Fund’s performance was among the best in the Selected Peer Group for the three-year period.

Cost of Services Provided and Economies of Scale. The Board then reviewed the Fund’s net expense ratio, the full amount of which was the “unified fee” (described below), and compared the Fund’s net expense ratio to its Peer Group, Category Peer

AI Powered International Equity ETF

Approval of Advisory Agreement and Board Consideration

(Unaudited) (Continued)

Group and Selected Peer Group. The Board noted that the net expense ratio for the Fund was higher than the net expense ratios for the funds in the Peer Group, lower than the average net expense ratio of the Category Peer Group, and within the range of net expense ratios for the Selected Peer Group.

The Board took into consideration that the Adviser would continue to charge a “unified fee,” meaning the Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. In this regard, the Board considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Fund and obligations under the “unified fee” arrangement. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s profitability with respect to the Fund at various Fund asset levels.

The Board considered the Fund’s expenses and the structure of the Fund’s advisory fee with respect to potential economies of scale. The Board noted that the Fund’s fee structure did not contain any breakpoint reductions as the Fund’s assets grow but considered that the Fund’s fee structure is a unified fee. The Board concluded that the current fee structure reflects a sharing of economies of scale between the Adviser and the Fund at the Fund’s current asset level. The Board noted its intention to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

AI Powered International Equity ETF

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2021. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

AI Powered International Equity ETF

Federal Tax Information

(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended May 31, 2022, certain dividends paid by the Fund may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 40.09%.

For corporate shareholders, the percent of ordinary income distributions qualifying for corporate dividends received deduction for the fiscal year ended May 31, 2022 was 0.21%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k) was 0.00%.

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004 or by accessing the Fund’s website at www.aiiqetf.com. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.aiiqetf.com daily.

AI Powered International Equity ETF

Information About Proxy Voting

(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.aiiqetf.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 will be available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to the NAV of the Fund is available, without charge, on the Fund’s website at www.aiiqetf.com.

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Adviser

EquBot, Inc.
450 Townsend Street
San Francisco, California 94107

Sub-Adviser

Toroso Investments, LLC
898 North Broadway, Suite 2
Massapequa, New York 11758

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

AI Powered International Equity ETF

Symbol – AIIQ
CUSIP – 26922A461

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

AI Powered International Equity ETF

	FYE 5/31/2022	FYE 5/31/2021
Audit Fees	$15,000	$15,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,500	$3,500
All Other Fees	N/A	N/A

 The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

AI Powered International Equity ETF

	FYE 5/31/2022	FYE 5/31/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

AI Powered International Equity ETF

Non-Audit Related Fees	FYE 5/31/2022	FYE 5/31/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: David A. Massart, Janet D. Olsen and Leonard M. Rush.

b)	Not applicable.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	8/5/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	8/5/2022

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	8/5/2022